FAIR VALUE OF FINANCIAL INSTRUMENTS - Financial Instrument Classification (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Financial assets	$ 33,281	$ 27,179
Financial assets pledged as collateral for liabilities or contingent liabilities	7,000	7,200
Disclosure of financial liabilities [line items]
Financial liabilities	184,231	146,083
Fair Value Through Profit or Loss
Disclosure of financial liabilities [line items]
Financial liabilities	6,424	5,087
Fair Value Through OCI
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Amortized Cost
Disclosure of financial liabilities [line items]
Financial liabilities	177,807	140,996
Fair Value Through Profit or Loss
Disclosure of financial assets [line items]
Financial assets	6,208	4,026
Fair Value Through OCI
Disclosure of financial assets [line items]
Financial assets	6,103	2,117
Amortized Cost
Disclosure of financial assets [line items]
Financial assets	20,970
Corporate borrowings
Disclosure of financial liabilities [line items]
Financial liabilities	7,083	6,409
Corporate borrowings | Fair Value Through Profit or Loss
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Corporate borrowings | Fair Value Through OCI
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Corporate borrowings | Amortized Cost
Disclosure of financial liabilities [line items]
Financial liabilities	7,083	6,409
Property-specific borrowings and subsidiary borrowings [Member]
Disclosure of financial liabilities [line items]
Financial liabilities	136,292	111,809
Property-specific borrowings and subsidiary borrowings [Member] | Fair Value Through Profit or Loss
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Property-specific borrowings and subsidiary borrowings [Member] | Fair Value Through OCI
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Property-specific borrowings and subsidiary borrowings [Member] | Amortized Cost
Disclosure of financial liabilities [line items]
Financial liabilities	136,292	111,809
Property-specific borrowings
Disclosure of financial liabilities [line items]
Financial liabilities	127,869	103,209
Property-specific borrowings | Fair Value Through Profit or Loss
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Property-specific borrowings | Fair Value Through OCI
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Property-specific borrowings | Amortized Cost
Disclosure of financial liabilities [line items]
Financial liabilities	127,869	103,209
Subsidiary borrowings
Disclosure of financial liabilities [line items]
Financial liabilities	8,423	8,600
Subsidiary borrowings | Fair Value Through Profit or Loss
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Subsidiary borrowings | Fair Value Through OCI
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Subsidiary borrowings | Amortized Cost
Disclosure of financial liabilities [line items]
Financial liabilities	8,423	8,600
Accounts payable and other
Disclosure of financial assets [line items]
Financial instruments designated as hedging instruments, at fair value	1,300	465
Disclosure of financial liabilities [line items]
Financial liabilities	36,724	23,989
Accounts payable and other | Fair Value Through Profit or Loss
Disclosure of financial liabilities [line items]
Financial liabilities		3,362
Accounts payable and other | Fair Value Through OCI
Disclosure of financial liabilities [line items]
Financial liabilities		0
Accounts payable and other | Amortized Cost
Disclosure of financial liabilities [line items]
Financial liabilities		20,627
Accounts payable and other
Disclosure of financial liabilities [line items]
Financial liabilities	36,724
Accounts payable and other | Fair Value Through Profit or Loss
Disclosure of financial liabilities [line items]
Financial liabilities	4,528
Accounts payable and other | Fair Value Through OCI
Disclosure of financial liabilities [line items]
Financial liabilities	0
Accounts payable and other | Amortized Cost
Disclosure of financial liabilities [line items]
Financial liabilities	32,196
Subsidiary equity obligations
Disclosure of financial liabilities [line items]
Financial liabilities	4,132	3,876
Subsidiary equity obligations | Fair Value Through Profit or Loss
Disclosure of financial liabilities [line items]
Financial liabilities	1,896	1,725
Subsidiary equity obligations | Fair Value Through OCI
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Subsidiary equity obligations | Amortized Cost
Disclosure of financial liabilities [line items]
Financial liabilities	2,236	2,151
Cash and cash equivalents
Disclosure of financial assets [line items]
Financial assets	6,778	8,390
Cash and cash equivalents | Fair Value Through Profit or Loss
Disclosure of financial assets [line items]
Financial assets	0	0
Cash and cash equivalents | Fair Value Through OCI
Disclosure of financial assets [line items]
Financial assets	0	0
Cash and cash equivalents | Amortized Cost
Disclosure of financial assets [line items]
Financial assets	6,778
Government bonds
Disclosure of financial assets [line items]
Financial assets	2,403	88
Government bonds | Fair Value Through Profit or Loss
Disclosure of financial assets [line items]
Financial assets	156	68
Government bonds | Fair Value Through OCI
Disclosure of financial assets [line items]
Financial assets	2,247	20
Government bonds | Amortized Cost
Disclosure of financial assets [line items]
Financial assets	0
Corporate bonds
Disclosure of financial assets [line items]
Financial assets	3,267	905
Corporate bonds | Fair Value Through Profit or Loss
Disclosure of financial assets [line items]
Financial assets	1,118	536
Corporate bonds | Fair Value Through OCI
Disclosure of financial assets [line items]
Financial assets	1,839	96
Corporate bonds | Amortized Cost
Disclosure of financial assets [line items]
Financial assets	310
Fixed income securities and other
Disclosure of financial assets [line items]
Financial assets	1,750	1,037
Fixed income securities and other | Fair Value Through Profit or Loss
Disclosure of financial assets [line items]
Financial assets	1,131	570
Fixed income securities and other | Fair Value Through OCI
Disclosure of financial assets [line items]
Financial assets	619	311
Fixed income securities and other | Amortized Cost
Disclosure of financial assets [line items]
Financial assets	0
Common shares and warrants
Disclosure of financial assets [line items]
Financial assets	3,189	2,379
Common shares and warrants | Fair Value Through Profit or Loss
Disclosure of financial assets [line items]
Financial assets	1,791	689
Common shares and warrants | Fair Value Through OCI
Disclosure of financial assets [line items]
Financial assets	1,398	1,690
Common shares and warrants | Amortized Cost
Disclosure of financial assets [line items]
Financial assets	0
Loans and notes receivables
Disclosure of financial assets [line items]
Financial assets	1,859	1,818
Loans and notes receivables | Fair Value Through Profit or Loss
Disclosure of financial assets [line items]
Financial assets	55	50
Loans and notes receivables | Fair Value Through OCI
Disclosure of financial assets [line items]
Financial assets	0	0
Loans and notes receivables | Amortized Cost
Disclosure of financial assets [line items]
Financial assets	1,804
Other financial assets
Disclosure of financial assets [line items]
Financial assets	12,468	6,227
Other financial assets | Fair Value Through Profit or Loss
Disclosure of financial assets [line items]
Financial assets	4,251	1,913
Other financial assets | Fair Value Through OCI
Disclosure of financial assets [line items]
Financial assets	6,103	2,117
Other financial assets | Amortized Cost
Disclosure of financial assets [line items]
Financial assets	2,114
Accounts receivable and other
Disclosure of financial assets [line items]
Financial assets	14,035	12,562
Financial instruments designated as hedging instruments, at fair value	950	1,500
Accounts receivable and other | Fair Value Through Profit or Loss
Disclosure of financial assets [line items]
Financial assets	1,957	2,113
Accounts receivable and other | Fair Value Through OCI
Disclosure of financial assets [line items]
Financial assets	0	$ 0
Accounts receivable and other | Amortized Cost
Disclosure of financial assets [line items]
Financial assets	$ 12,078